LONG-TERM LOANS (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Loans Payable to Bank		$ 27,341	$ 34,662
Less: current portion		(6,833)	(14,111)
Long-term bank loans		20,508	20,551
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[1]	0	8,996
USD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[2]	4,770	4,794
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[3]	830	936
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[4]	1,939	364
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	[5]	$ 19,802	$ 19,572

[1]	The RMB denominated loan is repayable in three installments with the last installment due on March 29, 2016. It carried an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan was secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $35,091 as of June 30, 2015. The Company repaid the loan in the year ended June 30, 2016, and is in the process of releasing pledges on the mortgaged buildings and prepaid land lease, with an aggregate carrying amount of $32,420 as of June 30, 2016.
[2]	The USD denominated loan is repayable in one installment by July 31, 2017. It carries an annual interest rate of 4.3%. The borrowing is secured by restricted cash amounting to $5,136 and $4,515 as of June 30, 2015 and 2016, respectively.
[3]	The MYR denominated loans are repayable in 2 to 82 installments with the last installment due in Aril 2023. For the year ended June 30, 2016, the effective interest rates ranged from 2.3 % to 7.15% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with an aggregate carrying value of $1,258 and $1,019 as of June 30, 2015 and 2016, respectively.
[4]	The SGD denominated loans are repayable in 10 to 64 installments with the last installment due on March 15, 2020. For the year ended June 30, 2016, the effective interest rates ranged from 2.6% to 2.8% per annum. The borrowing is secured by vehicles and restricted cash with a total carrying value of $840 and $3,148 as of June 30, 2015 and 2016, respectively.
[5]	On May 30, 2014, the Company entered into a Convertible Bond agreement with International Finance Corporation ("IFC"), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible Bond has a five year term and was drawn down on August 30, 2014 and is repayable in full on August 29, 2019. The loan may not be prepaid before it is due.